INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
Provision for income tax rate		$ 92,081,580	$ 51,295,890	$ 39,293,597
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Deferred tax assets			$ 24,299,486	$ 20,836,408
Unrecognized tax benefits	$ 0	$ 0	0
Undistributed earnings			$ 0	$ 0